CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - USD ($)	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME
Revenue	$ 7,294,700	$ 11,851,792
Cost of revenue	(7,336,425)	(8,255,007)
Gross income	(41,725)	3,596,785
Operating expenses:
Selling and marketing expenses	(278,988)	(720,191)
General and administrative expenses	(1,862,404)	(2,293,011)
Total operating expenses	(2,141,392)	(3,013,202)
Income from operations	(2,183,117)	583,583
Interest income	36,166	31,237
Interest expense	(416,539)
Investment loss	(104,354)	(1,897)
Government grant	275	493
Foreign currency exchange loss	(323,046)	(48,819)
Loss on disposals of equipment	0	(54,147)
Other expenses, net	(1,613)	(2,147)
Income before income taxes	(2,992,228)	508,303
Income tax benefits / (expense)	8,112	(551,667)
Net loss	(2,984,116)	(43,364)
Other comprehensive income/(loss):
Foreign currency translation adjustment	(4,616,732)	529,906
Total comprehensive income	$ (7,600,848)	$ 486,542
Net earnings per ordinary share, basic	$ (0.20)	$ 0.00
Net earnings per ordinary share, diluted	$ (0.20)	$ 0.00
Weighted average number of ordinary shares, basic	14,900,000	12,475,410
Weighted average number of ordinary shares, diluted	14,900,000	12,475,410